UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:
(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable.

Franklin Floating Rate Master Series
Class A
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Franklin Floating Rate Master Series for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin Floating Rate Master Series returned 10.10%. The Fund compares its performance to the Morningstar LSTA US Leveraged Loan Index, which returned 10.45% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.42% for the same period. Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to March 1, 2024, allocation to equity received from prior restructurings; loan selection in leisure, automotive transportation and financial issuers; underweight in upper-tier loans and overweight in middle-tier loans relative to the benchmark

↑
Post March 1, 2024, underweight in the housing, cable/wireless video and service industries; underweight in lower-tier loans; and loan selection in telecommunications, aerospace and diversified media issuers

Top detractors from performance:
↓	Prior to March 1, 2024, underweight to the housing industry; loan selection in service, retail and telecommunications issuers; and underweight in lower-tier loans
↓
Post March 1, 2024, allocation to equity received from prior restructurings; loan selection in service, health care and manufacturing issuers; overweight to land transportation industry; and underweight to telecommunications and energy relative to the benchmark

Franklin Floating Rate Master Series	PAGE 1	0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	10.10	4.03	3.48
Bloomberg U.S. Aggregate Index	5.10	0.19	1.60
Morningstar LSTA US Leveraged Loan Index[1]	10.45	5.50	4.67
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$514,935,612
Total Number of Portfolio Holdings*	318
Total Management Fee Paid	$2,171,569
Portfolio Turnover Rate	49.16%
*	Does not include derivatives, except purchased options, if any.
Franklin Floating Rate Master Series	PAGE 2	0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Master Series	PAGE 3	0924

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $92,894 for the fiscal year ended July 31, 2024, and $90,991 for the fiscal year ended July 31, 2023.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended July 31, 2024, and $70,000 for the fiscal year ended July 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2024, and $205 for the fiscal year ended July 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,638 for the fiscal year ended July 31, 2024 and $94,715 for the fiscal year ended July 31, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;

(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $303,638 for the fiscal year ended July 31, 2024, and $164,920 for the fiscal year ended July 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Floating Rate
Master Series
Financial Statements and Other Important Information
Annual |
July 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 21
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 32
Changes In and Disagreements with Accountants 33
Results of Meeting(s) of Shareholders 33
Remuneration Paid to Directors, Officers and Others 33
Board Approval of Management and Subadvisory Agreements 33

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.13 $7.00 $7.38 $6.99 $8.18
Income from investment operations
a
:
Net investment income .......................... 0.656
b
0.567
b
0.292
b
0.301
b
0.415
Net realized and unrealized gains (losses) ........... 0.039 0.165 (0.341) 0.417 (1.141)
Total from investment operations .................... 0.695 0.732 (0.049) 0.718 (0.726)
Less distributions from:
Net investment income .......................... (0.695) (0.602) (0.331) (0.328) (0.464)
Net asset value, end of year ....................... $7.13 $7.13 $7.00 $7.38 $6.99
Total return .................................... 10.10% 11.00% (0.73)% 10.51% (9.13)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.56% 0.57% 0.61% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.53% 0.53%
c
0.53%
c
0.53%
c
0.53%
c
Net investment income ........................... 9.12% 8.11% 4.01% 4.19% 5.41%
Supplemental data
Net assets, end of year (000’s) ..................... $514,936 $389,707 $616,607 $430,129 $394,720
Portfolio turnover rate ............................ 49.16% 11.36% 32.84% 74.82% 16.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Floating Rate Master Trust
Schedule of Investments, July 31, 2024
Franklin Floating Rate Master Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery & Supplies & Components
UTEX Industries, Inc. .......................... United States 120,386 $ 5,136,509 1 .00
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 19,346 0.00
†
a
Oil & Gas Exploration & Production
a
Talos Energy, Inc. ............................. United States 213,184 2,524,099 0 .49
a
Total Common Stocks (Cost $ 15,206,568 ) ...............................
7,679,954 1 .49
Management Investment Companies
Asset Management & Custody Banks
b
Franklin Senior Loan ETF ....................... United States 281,166 6,866,074 1 .33
Invesco Senior Loan ETF ....................... United States 289,186 6,072,906 1 .18
12,938,980 2 .51
Total Management Investment Companies (Cost $ 13,304,935 ) .............
12,938,980 2 .51
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 21,553 0 .01
a
Total Preferred Stocks (Cost $ 332,425 ) ..................................
21,553 0 .01
Warrants
a a a a a
Warrants
Industrial Machinery & Supplies & Components
a,c
UTEX Industries, Inc. , 2/20/49 .................... United States 321 30 0.00
†
Total Warrants (Cost $ – ) ...............................................
30 0.00
†
Principal
Amount
*
a
Corporate Bonds
Aerospace & Defense
d
TransDigm, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/29 ................................... United States 1,500,000 1,529,776 0 .30
Air Freight & Logistics
d
Rand Parent LLC , Senior Secured Note , 144A, 8.5% ,
2/15/30 ................................... United States 1,950,000 1,929,793 0 .37
Automotive Parts & Equipment
d
Tenneco, Inc. , Senior Secured Note , 144A, 8% , 11/17/28 United States 1,500,000 1,362,370 0 .26
Cable & Satellite
d
Directv Financing LLC / Directv Financing Co-Obligor,
Inc. , Senior Secured Note , 144A, 5.875% , 8/15/27 ... United States 1,100,000 1,060,121 0 .21
Cargo Ground Transportation
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ............... United States 500,000 456,456 0 .09
Casinos & Gaming
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 2/15/32 .............................. United States 1,400,000 1,419,350 0 .27
d
International Game Technology plc , Senior Secured Note ,
144A, 5.25% , 1/15/29 ......................... United States 400,000 392,522 0 .08
1,811,872 0 .35

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Construction Materials
d
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 . Mexico 750,000 $ 733,768 0 .14
Diversified Chemicals
d
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875% , 5/01/28 ............................. United States 1,100,000 1,026,721 0 .20
Diversified Support Services
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A,
9.29% , 4/15/29 ............................. United States 900,000 882,192 0 .17
Health Care Facilities
d
CHS/Community Health Systems, Inc. , Senior Secured
Note , 144A, 8% , 12/15/27 ..................... United States 1,500,000 1,502,505 0 .29
Health Care Services
d
MPH Acquisition Holdings LLC , Senior Secured Note ,
144A, 5.5% , 9/01/28 ......................... United States 453,000 354,109 0 .07
d,e
Radiology Partners, Inc. , Senior Secured Note , 144A,
PIK, 7.775% , 1/31/29 ......................... United States 1,718,476 1,611,794 0 .31
1,965,903 0 .38
Health Care Supplies
d
Bausch + Lomb Corp. , Senior Secured Note , 144A,
8.375% , 10/01/28 ............................ United States 320,000 329,175 0 .06
Independent Power Producers & Energy Traders
d
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 United States 1,100,000 1,054,430 0 .21
Integrated Telecommunication Services
d
Altice France SA ,
Senior Secured Note , 144A, 5.125% , 7/15/29 ....... France 800,000 561,880 0 .11
Senior Secured Note , 144A, 5.5% , 10/15/29 ........ France 1,270,000 894,687 0 .17
1,456,567 0 .28
Investment Banking & Brokerage
d
Jane Street Group / JSG Finance, Inc. , Senior Secured
Note , 144A, 4.5% , 11/15/29 .................... United States 800,000 757,953 0 .15
IT Consulting & Other Services
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A,
7.5% , 6/01/31 .............................. United States 600,000 615,954 0 .12
Movies & Entertainment
d
Banijay Entertainment SAS , Senior Secured Note , 144A,
8.125% , 5/01/29 ............................. France 600,000 621,797 0 .12
Multi-line Insurance
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25% , 2/15/29 .................... United States 529,400 487,678 0 .09
Oil & Gas Storage & Transportation
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 .. United States 450,000 441,642 0 .09
Passenger Airlines
d
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% ,
8/15/27 ................................... United States 1,200,000 1,120,209 0 .22
d
American Airlines, Inc. , Senior Secured Note , 144A,
8.5% , 5/15/29 .............................. United States 1,300,000 1,339,177 0 .26
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 ......... United States 577,091 573,728 0 .11
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured
Note , 144A, 4.5% , 10/20/25 .................... United States 197,760 196,825 0 .04

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% ,
4/15/26 ................................... United States 1,165,000 $ 1,136,687 0 .22
4,366,626 0 .85
Personal Care Products
d
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 .... United States 392,000 388,100 0 .08
Security & Alarm Services
d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ............................. United States 500,000 509,039 0 .10
d
Allied Universal Holdco LLC / Allied Universal Finance
Corp. , Senior Note , 144A, 9.75% , 7/15/27 ......... United States 1,600,000 1,599,842 0 .31
2,108,881 0 .41
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25% , 1/31/31 ......................... United Kingdom 360,000 305,258 0 .06
Total Corporate Bonds (Cost $ 27,690,671 ) ...............................
27,195,538 5 .28
f
Senior Floating Rate Interests
Advertising
g ,h
MH Sub I LLC (Micro Holding Corp.) , First Lien, CME
Term Loan , 9.594% , ( 1-month SOFR + 4.25% ), 5/03/28 United States 3,834,510 3,829,890 0 .74
Aerospace & Defense
e
Alloy Finco Ltd. , First Lien, Term Loan, B , PIK, 14% ,
3/08/28 ................................... United Kingdom 3,407,100 3,321,923 0 .64
g ,h
Bleriot US Bidco, Inc. , First Lien, 2023 CME Term Loan ,
8.585% , ( 3-month SOFR + 3.25% ), 10/31/30 ....... United States 89,061 89,625 0 .02
h
Dynasty Acquisition Co., Inc. ,
First Lien, 2024 Specified Refinancing CME Term Loan,
B1 , 8.844% , ( 1-month SOFR + 3.5% ), 8/24/28 ...... United States 416,396 418,826 0 .08
First Lien, 2024 Specified Refinancing CME Term Loan,
B2 , 8.844% , ( 1-month SOFR + 3.5% ), 8/24/28 ...... United States 160,552 161,488 0 .03
3,991,862 0 .77
a a a a a a
h
Air Freight & Logistics
Clue Opco LLC , First Lien, CME Term Loan, B , 9.752% ,
( 3-month SOFR + 4.5% ), 12/19/30 ............... United States 2,972,523 2,743,862 0 .54
Rand Parent LLC , First Lien, CME Term Loan, B , 9.071% ,
( 3-month SOFR + 3.75% ), 3/18/30 ............... United States 3,105,632 3,103,271 0 .60
5,847,133 1 .14
a a a a a a
Airport Services
g ,h
LaserShip, Inc. , First Lien, Initial CME Term Loan ,
10.096% , ( 3-month SOFR + 4.5% ), 5/08/28 ........ United States 4,337,140 3,399,234 0 .66
Alternative Carriers
h
Zayo Group Holdings, Inc. , First Lien, Initial Dollar CME
Term Loan , 8.458% , ( 1-month SOFR + 3% ), 3/09/27 . United States 623,553 558,968 0 .11
Aluminum
h
Arsenal AIC Parent LLC , First Lien, 2024 CME Term
Loan, B , 9.094% , ( 1-month SOFR + 3.75% ), 8/19/30 . United States 584,322 587,390 0 .11
h
Apparel, Accessories & Luxury Goods
g
ABG Intermediate Holdings 2 LLC , First Lien, 2024
Refinancing CME Term Loan , 8.097% , ( 1-month SOFR
+ 2.75% ), 12/21/28 .......................... United States 832,727 836,995 0 .16

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Apparel, Accessories & Luxury Goods (continued)
Champ Acquisition Corp. , First Lien, Initial CME Term
Loan , 11.096% , ( 3-month SOFR + 5.5% ), 12/19/25 .. United States 1,435,014 $ 1,442,548 0 .28
Flash Charm, Inc. , First Lien, Term Loan, B2 , 8.748% ,
( 1-month SOFR + 3.5% ), 3/02/28 ................ United States 2,066,738 2,057,727 0 .40
Hanesbrands, Inc. , First Lien, Initial CME Term Loan, B ,
9.094% , ( 1-month SOFR + 3.75% ), 3/08/30 ........ United States 1,786,432 1,794,810 0 .35
Tory Burch LLC , First Lien, Initial CME Term Loan, B ,
8.708% , ( 1-month SOFR + 3.25% ), 4/14/28 ........ United States 571,091 572,830 0 .11
6,704,910 1 .30
a a a a a a
h
Application Software
AppLovin Corp. ,
First Lien, Amendment No. 1 Replacement CME Term
Loan, 10-I , 7.844% , ( 1-month SOFR + 2.5% ), 10/25/28 United States 997,500 1,002,388 0 .20
First Lien, Delayed Draw CME Term Loan, B , 7.844% ,
( 1-month SOFR + 2.5% ), 8/15/30 ................ United States 1,797,462 1,803,780 0 .35
g
Boxer Parent Co., Inc. , First Lien, CME Term Loan, B ,
9.005% , ( 12-month SOFR + 3.75% ), 7/02/31 ....... United States 6,000,000 5,980,020 1 .16
g
Central Parent LLC , First Lien, CME Term Loan, B ,
8.585% , ( 3-month SOFR + 3.25% ), 7/06/29 ........ United States 4,161,007 4,125,555 0 .80
Cloud Software Group, Inc. ,
First Lien, Initial Dolla CME Term Loan, B , 9.335% ,
( 3-month SOFR + 4% ), 3/30/29 ................. United States 3,794,128 3,797,145 0 .74
g
First Lien, Third Amendment CME Term Loan , 9.835% ,
( 3-month SOFR + 4.5% ), 3/20/31 ................ United States 454,545 456,934 0 .09
Cloudera, Inc. , First Lien, Initial CME Term Loan , 9.194% ,
( 1-month SOFR + 3.75% ), 10/09/28 .............. United States 1,693,875 1,649,410 0 .32
ConnectWise LLC , First Lien, Initial CME Term Loan ,
9.096% , ( 3-month SOFR + 3.5% ), 9/29/28 ......... United States 791,878 790,492 0 .15
Cornerstone OnDemand, Inc. , First Lien, Initial CME Term
Loan , 9.208% , ( 1-month SOFR + 3.75% ), 10/16/28 .. United States 878,957 826,589 0 .16
ECI Macola/Max Holding LLC , First Lien, 2024 Extending
CME Term Loan , 9.085% , ( 3-month SOFR + 3.75% ),
5/31/30 ................................... United States 1,904,640 1,919,525 0 .37
Epicor Software Corp. , First Lien, Term Loan, E , 8.594% ,
( 1-month SOFR + 3.25% ), 5/30/31 ............... United States 3,233,514 3,259,172 0 .63
Flexera Software LLC , First Lien, CME Term Loan, B2 ,
8.826% , ( 3-month SOFR + 3.5% ), 3/03/28 ......... United States 328,743 330,449 0 .06
Genesys Cloud Services Holdings II LLC ,
First Lien, 2024 Incremental Dollar CME Term Loan ,
9.208% , ( 1-month SOFR + 3.75% ), 12/01/27 ....... United States 918,462 925,731 0 .18
First Lien, Dollar CME Term Loan, B4 , 8.844% ,
( 1-month SOFR + 3.5% ), 12/01/27 ............... United States 3,260,180 3,282,773 0 .64
IGT Holding IV AB , First Lien, CME Term Loan, B2 ,
4.162% , ( 1-day SOFR + 3.4% ), 3/31/28 ........... Sweden 995,174 997,453 0 .19
Mitchell International, Inc. , First Lien, Initial CME Term
Loan , 8.594% , ( 1-month SOFR + 3.25% ), 6/17/31 ... United States 1,800,000 1,783,575 0 .35
Polaris Newco LLC , First Lien, Dollar CME Term Loan ,
9.514% , ( 3-month SOFR + 4% ), 6/02/28 .......... United States 2,853,583 2,860,717 0 .56
Project Alpha Intermediate Holding, Inc. , First Lien, 2024
Refinancing CME Term Loan , 9.002% , ( 3-month SOFR
+ 3.75% ), 10/28/30 .......................... United States 1,897,132 1,907,405 0 .37
g
Project Boost Purchaser LLC , First Lien, Initial CME Term
Loan , 8.786% , ( 3-month SOFR + 3.5% ), 7/16/31 .... United States 3,089,541 3,099,844 0 .60
Project Ruby Ultimate Parent Corp. , First Lien, CME Term
Loan, B1 , 8.958% , ( 1-month SOFR + 3.5% ), 3/10/28 . United States 446,642 448,763 0 .09
Rocket Software, Inc. , First Lien, CME Term Loan ,
10.094% , ( 1-month SOFR + 4.75% ), 11/28/28 ...... United States 1,364,459 1,371,329 0 .27

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Application Software (continued)
Severin Acquisition LLC , First Lien, CME Term Loan ,
8.252% , ( 3-month SOFR + 3% ), 8/01/27 .......... United States 229,615 $ 230,441 0 .05
UKG, Inc. , First Lien, Initial CME Term Loan , 8.555% ,
( 3-month SOFR + 3.25% ), 2/10/31 ............... United States 2,688,198 2,699,354 0 .52
VS Buyer LLC , First Lien, 2024 Initial CME Term Loan ,
8.579% , ( 1-month SOFR + 3.25% ), 4/14/31 ........ United States 456,621 459,048 0 .09
46,007,892 8 .94
a a a a a a
h
Asset Management & Custody Banks
g
Edelman Financial Engines Center LLC (The) , First Lien,
2024 Refinancing CME Term Loan , 8.594% , ( 1-month
SOFR + 3.25% ), 4/07/28 ...................... United States 2,720,263 2,726,071 0 .53
First Eagle Holdings, Inc. , First Lien, CME Term Loan, B2 ,
8.33% , ( 3-month SOFR + 3% ), 2/22/29 ........... United States 1,795,500 1,783,515 0 .35
g
GTCR Everest Borrower LLC , First Lien, CME Term Loan,
B , 8.262% , ( 12-month SOFR + 3.25% ), 6/03/31 ..... United States 696,517 691,294 0 .13
Russell Investments US Institutional Holdco, Inc. , First
Lien, 2027 CME Term Loan , 10.252% , ( 3-month SOFR
+ 5% ), 5/28/27 .............................. United States 2,535,213 2,257,501 0 .44
7,458,381 1 .45
a a a a a a
h
Automobile Manufacturers
American Trailer World Corp. , First Lien, CME Term Loan,
B , 9.194% , ( 1-month SOFR + 3.75% ), 3/03/28 ...... United States 1,470,567 1,440,487 0 .28
Thor Industries, Inc. , First Lien, USD CME Term Loan,
B3 , 7.594% , ( 1-month SOFR + 2.25% ), 11/15/30 .... United States 266,585 267,584 0 .05
1,708,071 0 .33
a a a a a a
h
Automotive Parts & Equipment
Adient US LLC , First Lien, CME Term Loan, B2 , 8.094% ,
( 1-month SOFR + 2.75% ), 1/31/31 ............... United States 1,178,140 1,185,827 0 .23
Clarios Global LP , First Lien, CME Term Loan, B , 8.344% ,
( 1-month SOFR + 3% ), 5/06/30 ................. United States 585,616 587,903 0 .11
DexKo Global, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.585% ,
( 3-month SOFR + 4.25% ), 10/04/28 .............. United States 392,763 393,009 0 .07
First Lien, Closing Date Dollar CME Term Loan ,
9.346% , ( 3-month SOFR + 3.75% ), 10/04/28 ....... United States 1,325,866 1,322,743 0 .26
First Brands Group LLC ,
First Lien, 2021 CME Term Loan , 10.514% , ( 3-month
SOFR + 5% ), 3/30/27 ......................... United States 2,760,837 2,747,461 0 .53
First Lien, 2022-2 Incremental CME Term Loan ,
10.514% , ( 3-month SOFR + 5% ), 3/30/27 .......... United States 2,922,301 2,911,342 0 .57
Second Lien, 2021 CME Term Loan , 14.014% ,
( 3-month SOFR + 8.5% ), 3/30/28 ................ United States 1,871,447 1,796,589 0 .35
Highline Aftermarket Acquisition LLC , First Lien, Initial
CME Term Loan , 9.944% , ( 1-month SOFR + 4.5% ),
11/09/27 .................................. United States 228,103 229,423 0 .05
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.426% ,
( 3-month SOFR + 5% ), 11/17/28 ................ United States 919,895 878,831 0 .17
TI Group Automotive Systems LLC , First Lien, 2021
Refinancing CME Term Loan, B , 8.708% , ( 1-month
SOFR + 3.25% ), 12/16/26 ..................... United States 991,781 995,916 0 .19
13,049,044 2 .53
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Automotive Retail
h
RealTruck Group, Inc. , First Lien, Initial CME Term Loan ,
8.958% , ( 1-month SOFR + 3.5% ), 1/31/28 ......... United States 2,352,522 $ 2,350,075 0 .46
h
Broadcasting
g
Gray Television, Inc. , First Lien, CME Term Loan, D ,
8.457% , ( 1-month SOFR + 3% ), 12/01/28 .......... United States 2,535,756 2,361,233 0 .46
iHeartCommunications, Inc. ,
g
First Lien, CME Term Loan , 8.458% , ( 1-month SOFR +
3% ), 5/01/26 ............................... United States 2,634,564 2,224,323 0 .43
First Lien, Second Amendment Incremental CME Term
Loan , 8.708% , ( 1-month SOFR + 3.25% ), 5/01/26 ... United States 300,000 250,999 0 .05
Nexstar Media, Inc. , First Lien, CME Term Loan, B4 ,
7.958% , ( 1-month SOFR + 2.5% ), 9/18/26 ......... United States 485,655 487,886 0 .10
Univision Communications, Inc. , First Lien, Initial CME
Term Loan , 8.708% , ( 1-month SOFR + 3.25% ), 1/31/29 United States 875,056 853,591 0 .17
6,178,032 1 .21
a a a a a a
Broadline Retail
g ,h
Peer Holding III BV , First Lien, CME Term Loan, B5 ,
8.228% , ( 12-month SOFR + 3% ), 6/20/31 .......... Netherlands 1,707,942 1,717,549 0 .33
h
Building Products
AZZ, Inc. , First Lien, Initial CME Term Loan , 8.594% ,
( 1-month SOFR + 3.25% ), 5/14/29 ............... United States 524,825 529,527 0 .10
Cornerstone Building Brands, Inc. ,
First Lien, CME Term Loan, C , 9.829% , ( 1-month SOFR
+ 4.5% ), 5/15/31 ............................ United States 821,918 798,974 0 .16
First Lien, New CME Term Loan, B , 8.679% , ( 1-month
SOFR + 3.25% ), 4/12/28 ...................... United States 926,326 880,171 0 .17
EMRLD Borrower LP , First Lien, Initial CME Term Loan,
B , 7.844% , ( 1-month SOFR + 2.5% ), 5/31/30 ....... United States 328,383 328,918 0 .06
MIWD Holdco II LLC , First Lien, 2024 Incremental CME
Term Loan , 8.844% , ( 1-month SOFR + 3.5% ), 3/28/31 United States 449,102 451,107 0 .09
Quikrete Holdings, Inc. ,
First Lien, CME Term Loan, B1 , 7.844% , ( 1-month
SOFR + 2.5% ), 4/14/31 ....................... United States 884,879 888,702 0 .17
First Lien, CME Term Loan, B2 , 7.594% , ( 1-month
SOFR + 2.25% ), 3/19/29 ...................... United States 554,278 556,420 0 .11
4,433,819 0 .86
a a a a a a
h
Cable & Satellite
DIRECTV Financing LLC , First Lien, 2024 Refinancing
CME Term Loan, B , 10.708% , ( 1-month SOFR +
5.25% ), 8/02/29 ............................. United States 220,385 220,419 0 .04
Virgin Media Bristol LLC , First Lien, Advance CME Term
Loan, Q , 8.693% , ( 1-month SOFR + 3.25% ), 1/31/29 . United States 1,788,848 1,721,972 0 .33
1,942,391 0 .37
a a a a a a
h
Cargo Ground Transportation
g
Albion Financing 3 SARL , First Lien, 2024 Amended USD
CME Term Loan , 9.826% , ( 3-month SOFR + 4.25% ),
8/17/29 ................................... Luxembourg 616,114 621,893 0 .12
First Student Bidco, Inc. ,
First Lien, 2022 Incremental CME Term Loan, B ,
8.435% , ( 3-month SOFR + 3% ), 7/21/28 .......... United States 1,108,241 1,112,591 0 .22
First Lien, Initial CME Term Loan, B , 8.596% , ( 3-month
SOFR + 3% ), 7/21/28 ......................... United States 1,756,726 1,763,068 0 .34

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Cargo Ground Transportation (continued)
First Student Bidco, Inc. (continued)
First Lien, Initial CME Term Loan, C , 8.596% , ( 3-month
SOFR + 3% ), 7/21/28 ......................... United States 535,746 $ 537,680 0 .10
Kenan Advantage Group, Inc. (The) , First Lien, CME
Term Loan, B3 , 9.094% , ( 1-month SOFR + 3.75% ),
1/25/29 ................................... United States 2,381,215 2,390,740 0 .47
6,425,972 1 .25
a a a a a a
h
Casinos & Gaming
g
Bally's Corp. , First Lien, CME Term Loan, B , 8.794% ,
( 3-month SOFR + 3.25% ), 10/02/28 .............. United States 4,064,385 3,901,342 0 .76
Caesars Entertainment, Inc. , First Lien, 2023 Incremental
CME Term Loan, B , 8.097% , ( 3-month SOFR + 2.75% ),
2/06/30 ................................... United States 1,417,945 1,425,034 0 .28
Entain plc , First Lien, CME Term Loan, B3 , 8.014% ,
( 6-month SOFR + 2.75% ), 10/31/29 .............. United Kingdom 1,026,393 1,029,493 0 .20
Fertitta Entertainment LLC , First Lien, Initial CME Term
Loan, B , 9.079% , ( 1-month SOFR + 3.75% ), 1/29/29 . United States 2,012,271 2,019,505 0 .39
Flutter Entertainment plc , First Lien, CME Term Loan, B ,
7.585% , ( 3-month SOFR + 2.25% ), 11/25/30 ....... Ireland 1,834,287 1,839,258 0 .36
Light & Wonder International, Inc. , First Lien, CME Term
Loan, B1 , 8.079% , ( 1-month SOFR + 2.75% ), 4/16/29 United States 1,677,169 1,690,796 0 .33
Ontario Gaming GTA LP , First Lien, CME Term Loan, B ,
9.585% , ( 3-month SOFR + 4.25% ), 8/01/30 ........ Canada 1,147,455 1,153,824 0 .22
Penn National Gaming, Inc. , First Lien, CME Term Loan,
B , 8.194% , ( 1-month SOFR + 2.75% ), 5/03/29 ...... United States 1,344,075 1,350,977 0 .26
Raptor Acquisition Corp. , First Lien, CME Term Loan, B ,
9.609% , ( 3-month SOFR + 4% ), 11/01/26 .......... United States 1,559,832 1,570,751 0 .30
Scientific Games Holdings LP , First Lien, 2024
Refinancing Dollar CME Term Loan , 8.318% , ( 3-month
SOFR + 3% ), 4/04/29 ......................... United States 3,615,195 3,613,839 0 .70
19,594,819 3 .80
a a a a a a
h
Communications Equipment
CommScope, Inc. , First Lien, Initial CME Term Loan ,
8.708% , ( 1-month SOFR + 3.25% ), 4/06/26 ........ United States 1,199,810 1,126,700 0 .22
Delta Topco, Inc. , First Lien, Second Amendment CME
Term Loan , 8.846% , ( 3-month SOFR + 3.5% ), 11/30/29 United States 2,771,408 2,777,186 0 .54
3,903,886 0 .76
a a a a a a
h
Construction & Engineering
Artera Services LLC , First Lien, CME Term Loan, C ,
9.835% , ( 3-month SOFR + 4.5% ), 2/18/31 ......... United States 816,136 820,091 0 .16
Brand Industrial Services, Inc. , First Lien, CME Term
Loan, C , 9.748% , ( 3-month SOFR + 4.5% ), 8/01/30 .. United States 968,447 970,751 0 .19
Chromalloy Corp. , First Lien, CME Term Loan , 9.082% ,
( 3-month SOFR + 3.75% ), 3/27/31 ............... United States 866,575 854,794 0 .17
Radar Bidco SARL , First Lien, USD CME Term Loan, B ,
9.568% , ( 3-month SOFR + 4.25% ), 3/27/31 ........ Luxembourg 487,013 489,755 0 .09
g
USIC Holdings, Inc. , First Lien, CME Term Loan , 9.092% ,
( 3-month SOFR + 3.5% ), 5/14/28 ................ United States 2,406,942 2,339,548 0 .45
Zekelman Industries, Inc. , First Lien, 2024 CME Term
Loan , 7.6% , ( 1-month SOFR + 2.25% ), 1/24/31 ..... United States 385,990 387,540 0 .08
5,862,479 1 .14
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Construction Machinery & Heavy Transportation Equipment
h
ASP Blade Holdings, Inc. , First Lien, Initial CME Term
Loan , 9.596% , ( 3-month SOFR + 4% ), 10/13/28 ..... United States 2,506,375 $ 1,879,155 0 .36
Consumer Finance
g ,h
Neon Maple US Debt Mergersub, Inc. , First Lien, CME
Term Loan , 8.153% , ( 12-month SOFR + 3% ), 7/18/31 United States 1,684,665 1,681,506 0 .33
Data Processing & Outsourced Services
h
SS&C Technologies, Inc. , First Lien, CME Term Loan, B8 ,
7.344% , ( 1-month SOFR + 2% ), 5/09/31 .......... United States 2,330,982 2,342,252 0 .45
h
Distributors
AIP RD Buyer Corp. , First Lien, 2023 Incremental CME
Term Loan , 9.844% , ( 1-month SOFR + 4.5% ), 12/22/28 United States 315,000 316,706 0 .06
BCPE Empire Holdings, Inc. , First Lien, Amendment
No. 5 Refinancing CME Term Loan , 9.344% , ( 1-month
SOFR + 4% ), 12/11/28 ........................ United States 2,255,885 2,263,510 0 .44
Core & Main LP , First Lien, Term Loan, C , 7.589% ,
( 3-month SOFR + 2.25% ), 2/10/31 ............... United States 523,684 525,975 0 .10
Verde Purchaser LLC , First Lien, Initial CME Term Loan ,
9.835% , ( 3-month SOFR + 4.5% ), 11/30/30 ........ United States 1,971,698 1,977,041 0 .39
5,083,232 0 .99
a a a a a a
Diversified Banks
g ,h
Chrysaor Bidco SARL , First Lien, CME Term Loan, B ,
8.737% , ( 12-month SOFR + 3.5% ), 5/15/31 ........ Luxembourg 475,915 478,594 0 .09
h
Diversified Chemicals
INEOS US Finance LLC , First Lien, 2030 Dollar CME
Term Loan , 8.597% , ( 1-month SOFR + 3.25% ), 2/18/30 Luxembourg 514,800 513,330 0 .10
INEOS US Petrochem LLC ,
First Lien, 2030 Dollar CME Term Loan, B , 9.194% ,
( 1-month SOFR + 3.75% ), 3/14/30 ............... United States 538,043 538,267 0 .11
First Lien, New CME Term Loan, B1 , 9.694% , ( 1-month
SOFR + 4.25% ), 4/02/29 ...................... United States 2,380,295 2,383,270 0 .46
g
LSF11 A5 Holdco LLC , First Lien, 2024 Refinancing CME
Term Loan , 8.958% , ( 1-month SOFR + 3.5% ), 10/16/28 United States 1,640,948 1,646,076 0 .32
Lummus Technology Holdings V LLC , First Lien, 2024
CME Term Loan, B , 8.958% , ( 1-month SOFR + 3.5% ),
12/31/29 .................................. United States 821,033 826,099 0 .16
SCIH Salt Holdings, Inc. , First Lien, Incremental CME
Term Loan, B1 , 8.755% , ( 3-month SOFR + 3.5% ),
3/16/27 ................................... United States 2,140,174 2,150,030 0 .42
8,057,072 1 .57
a a a a a a
Diversified Financial Services
h
Mercury Borrower, Inc. , First Lien, Initial CME Term Loan ,
8.958% , ( 1-month SOFR + 3.5% ), 8/02/28 ......... United States 2,527,509 2,536,203 0 .49
h
Diversified Support Services
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, B3 , 9.35% , ( 1-month SOFR + 4% ),
2/15/29 ................................... United States 1,758,730 1,766,301 0 .34
APi Group DE, Inc. , First Lien, Repriced 2021 Incremental
CME Term Loan , 7.347% , ( 1-month SOFR + 2% ),
1/03/29 ................................... United States 106,293 106,719 0 .02
CCI Buyer, Inc. , First Lien, Initial CME Term Loan ,
9.335% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 1,771,616 1,775,124 0 .34
g
Neptune BidCo US, Inc. , First Lien, Dollar CME Term
Loan, B , 10.404% , ( 3-month SOFR + 5% ), 4/11/29 ... United States 4,087,640 3,857,710 0 .75

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Diversified Support Services (continued)
PG Investment Co. 59 SARL , First Lien, Initial CME Term
Loan , 8.835% , ( 3-month SOFR + 3.5% ), 2/24/31 .... Luxembourg 801,796 $ 808,311 0 .16
g
Spin Holdco, Inc. , First Lien, Initial CME Term Loan ,
9.6% , ( 3-month SOFR + 4% ), 3/06/28 ............ United States 4,663,894 3,857,926 0 .75
12,172,091 2 .36
a a a a a a
h
Education Services
KUEHG Corp. , First Lien, CME Term Loan, C , 9.835% ,
( 3-month SOFR + 4.5% ), 6/12/30 ................ United States 1,835,862 1,847,336 0 .36
Learning Care Group US No. 2, Inc. , First Lien, CME
Term Loan, B , 9.285% , ( 3-month SOFR + 4% ), 8/11/28 United States 402,945 405,766 0 .08
Spring Education Group, Inc. , First Lien, CME Term Loan ,
9.335% , ( 3-month SOFR + 4% ), 9/30/30 .......... United States 468,211 471,920 0 .09
2,725,022 0 .53
a a a a a a
Electric Utilities
h
Hamilton Projects Acquiror LLC , First Lien, CME Term
Loan , 9.094% , ( 1-month SOFR + 3.75% ), 5/30/31 ... United States 312,012 315,523 0 .06
Electrical Components & Equipment
h
Indicor LLC , First Lien, Term Loan, C , 8.585% , ( 3-month
SOFR + 3.25% ), 11/22/29 ..................... United States 622,316 624,199 0 .12
Electronic Components
h
Coherent Corp. , First Lien, CME Term Loan, B1 , 7.844% ,
( 1-month SOFR + 2.5% ), 7/02/29 ................ United States 349,652 351,138 0 .07
h
Environmental & Facilities Services
Covanta Holding Corp. ,
First Lien, 2024 Incremental CME Term Loan, B ,
8.079% , ( 1-month SOFR + 2.75% ), 11/30/28 ....... United States 1,102,542 1,106,186 0 .22
First Lien, CME Term Loan, C , 8.079% , ( 1-month SOFR
+ 2.75% ), 11/30/28 ........................... United States 60,248 60,448 0 .01
Madison IAQ LLC , First Lien, Initial CME Term Loan ,
7.889% , ( 6-month SOFR + 2.75% ), 6/21/28 ........ United States 2,689,724 2,697,672 0 .52
3,864,306 0 .75
a a a a a a
h
Health Care Equipment
Medline Borrower LP ,
First Lien, Dollar Incremental CME Term Loan , 7.594% ,
( 1-month SOFR + 2.25% ), 10/23/28 .............. United States 341,997 342,691 0 .07
First Lien, Initial CME Term Loan , 7.844% , ( 1-month
SOFR + 2.5% ), 10/23/28 ...................... United States 1,821,713 1,829,456 0 .35
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.) , First Lien, CME Term Loan , 10.036% ,
( 3-month SOFR + 4.75% ), 12/15/27 .............. United States 1,740,870 1,745,988 0 .34
3,918,135 0 .76
a a a a a a
h
Health Care Facilities
ADMI Corp. ,
First Lien, Amendment No. 4 Refinancing CME Term
Loan , 8.833% , ( 1-month SOFR + 3.375% ), 12/23/27 . United States 1,215,301 1,187,167 0 .23
First Lien, Amendment No. 5 CME Term Loan , 9.208% ,
( 1-month SOFR + 3.75% ), 12/23/27 .............. United States 1,472,935 1,447,159 0 .28
First Lien, CME Term Loan, B5 , 11.094% , ( 1-month
SOFR + 5.75% ), 12/23/27 ..................... United States 335,974 338,213 0 .07
Aveanna Healthcare LLC , First Lien, 2021 Extended CME
Term Loan , 9.197% , ( 3-month SOFR + 3.75% ), 7/17/28 United States 555,566 533,343 0 .10

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Health Care Facilities (continued)
g
Charlotte Buyer, Inc. , First Lien, First Refinancing CME
Term Loan , 10.076% , ( 1-month SOFR + 4.75% ),
2/11/28 ................................... United States 3,131,835 $ 3,151,566 0 .61
g
Concentra Health Services, Inc. , First Lien, Initial CME
Term Loan , 7.599% , ( 1-month SOFR + 2.25% ), 7/28/31 United States 307,692 308,846 0 .06
Dermatology Intermediate Holdings III, Inc. , First Lien,
Initial CME Term Loan , 9.502% , ( 3-month SOFR +
4.25% ), 3/26/29 ............................. United States 1,395,172 1,354,189 0 .26
e ,g
Global Medical Response, Inc. , First Lien, 2024 Extended
CME Term Loan , PIK, 10.847% , ( 3-month SOFR +
5.5% ), 10/31/28 ............................. United States 1,822,814 1,782,712 0 .35
LifePoint Health, Inc. , First Lien, 2024 Incremental CME
Term Loan , 9.329% , ( 3-month SOFR + 4% ), 5/19/31 . United States 1,107,914 1,112,899 0 .22
Medical Solutions Holdings, Inc. , First Lien, CME Term
Loan , 8.602% , ( 3-month SOFR + 3.25% ), 11/01/28 .. United States 1,450,893 1,162,789 0 .23
Pacific Dental Services LLC , First Lien, CME Term Loan ,
8.585% , ( 1-month SOFR + 3.25% ), 3/17/31 ........ United States 944,108 949,248 0 .18
g
PAREXEL International, Inc. , First Lien, Fifth Amendment
CME Term Loan , 8.344% , ( 1-month SOFR + 3% ),
11/15/28 .................................. United States 1,418,569 1,425,846 0 .28
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
CME Term Loan , 9.208% , ( 1-month SOFR + 3.75% ),
3/31/27 ................................... United States 2,783,262 2,196,078 0 .43
Star Parent, Inc. , First Lien, CME Term Loan , 9.085% ,
( 3-month SOFR + 3.75% ), 9/27/30 ............... United States 1,745,625 1,750,583 0 .34
Surgery Center Holdings, Inc. , First Lien, 2024
Refinancing CME Term Loan , 8.095% , ( 1-month SOFR
+ 2.75% ), 12/19/30 .......................... United States 284,188 285,319 0 .05
18,985,957 3 .69
a a a a a a
h
Health Care Services
CNT Holdings I Corp. , First Lien, Initial CME Term Loan ,
8.752% , ( 3-month SOFR + 3.5% ), 11/08/27 ........ United States 1,401,645 1,409,207 0 .27
eResearchTechnology, Inc. , First Lien, CME Term Loan,
B1 , 9.458% , ( 1-month SOFR + 4% ), 2/04/27 ....... United States 1,054,216 1,061,463 0 .21
MPH Acquisition Holdings LLC , First Lien, Initial CME
Term Loan , 9.859% , ( 3-month SOFR + 4.25% ), 9/01/28 United States 1,898,325 1,607,321 0 .31
g
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan , 9.192% , ( 1-month
SOFR + 3.75% ), 3/02/28 ...................... United States 4,323,489 4,084,617 0 .79
First Lien, Initial CME Term Loan, C , 9.185% , ( 3-month
SOFR + 3.75% ), 3/02/28 ...................... United States 135,830 128,325 0 .03
Phoenix Guarantor, Inc. , First Lien, CME Term Loan, B4 ,
8.594% , ( 1-month SOFR + 3.25% ), 2/21/31 ........ United States 2,777,197 2,781,377 0 .54
e
Radiology Partners, Inc. , First Lien, CME Term Loan, B ,
PIK, 10.588% , ( 3-month SOFR + 5% ), 1/31/29 ...... United States 2,057,051 1,956,132 0 .38
US Anesthesia Partners, Inc. , First Lien, Initial CME Term
Loan , 9.707% , ( 1-month SOFR + 4.25% ), 10/02/28 .. United States 2,184,799 2,117,136 0 .41
Waystar Technologies, Inc. , First Lien, Initial CME Term
Loan , 8.094% , ( 1-month SOFR + 2.75% ), 10/22/29 .. United States 1,894,812 1,912,576 0 .37
17,058,154 3 .31
a a a a a a
Health Care Supplies
h
Bausch + Lomb Corp. , First Lien, Initial CME Term Loan ,
8.695% , ( 1-month SOFR + 3.25% ), 5/10/27 ........ United States 593,939 584,291 0 .11

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Health Care Technology
athenahealth Group, Inc. , First Lien, Initial CME Term
Loan , 8.594% , ( 1-month SOFR + 3.25% ), 2/15/29 ... United States 5,120,143 $ 5,118,556 0 .99
Cotiviti, Inc. , First Lien, Initial Floating Rate CME Term
Loan , 8.592% , ( 1-month SOFR + 3.25% ), 5/01/31 ... United States 1,870,313 1,879,084 0 .37
6,997,640 1 .36
a a a a a a
h
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial CME Term
Loan , 8.843% , ( 3-month SOFR + 3.25% ), 12/28/27 .. United States 349,413 333,122 0 .06
White Cap Supply Holdings LLC , First Lien, Term Loan,
C , 8.594% , ( 1-month SOFR + 3.25% ), 10/19/29 ..... United States 1,582,745 1,575,488 0 .31
1,908,610 0 .37
a a a a a a
Homefurnishing Retail
h
Restoration Hardware, Inc. , First Lien, 2022 Incremental
CME Term Loan , 8.694% , ( 1-month SOFR + 3.25% ),
10/20/28 .................................. United States 784,769 754,359 0 .15
Hotels, Resorts & Cruise Lines
h
Hilton Grand Vacations Borrower LLC , First Lien, Initial
CME Term Loan , 7.844% , ( 1-month SOFR + 2.5% ),
8/02/28 ................................... United States 2,561,118 2,567,123 0 .50
Household Products
h
Energizer Holdings, Inc. , First Lien, 2024 Refinancing
CME Term Loan , 7.345% , ( 1-month SOFR + 2% ),
12/22/27 .................................. United States 498,733 500,397 0 .10
Housewares & Specialties
h
Hunter Douglas, Inc. , First Lien, CME Term Loan, B1 ,
8.836% , ( 3-month SOFR + 3.5% ), 2/25/29 ......... Netherlands 1,578,435 1,565,611 0 .30
h
Human Resource & Employment Services
CHG Healthcare Services, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.094% ,
( 1-month SOFR + 3.75% ), 9/30/28 ............... United States 291,220 291,994 0 .05
g
First Lien, CME Term Loan , 8.961% , ( 12-month SOFR
+ 3.5% ), 9/28/28 ............................ United States 500,000 501,330 0 .10
First Lien, Initial CME Term Loan , 8.708% , ( 1-month
SOFR + 3.25% ), 9/29/28 ...................... United States 816,563 818,645 0 .16
Ingenovis Health, Inc. , First Lien, Initial CME Term Loan ,
9.708% , ( 1-month SOFR + 4.25% ), 3/06/28 ........ United States 658,236 586,653 0 .11
TTF Holdings LLC , First Lien, CME Term Loan, B ,
9.237% , ( 12-month SOFR + 4% ), 5/28/31 .......... United States 1,412,180 1,416,600 0 .28
3,615,222 0 .70
a a a a a a
h
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP , First Lien, CME
Term Loan, B , 7.344% , ( 1-month SOFR + 2% ), 7/31/30 United States 796,000 796,430 0 .16
Calpine Corp. , First Lien, CME Term Loan , 7.344% ,
( 1-month SOFR + 2% ), 1/31/31 ................. United States 997,500 998,298 0 .19
Talen Energy Supply LLC ,
First Lien, Initial CME Term Loan, B , 8.827% , ( 3-month
SOFR + 3.5% ), 5/17/30 ....................... United States 733,186 742,692 0 .15
First Lien, Initial CME Term Loan, C , 8.827% , ( 3-month
SOFR + 3.5% ), 5/17/30 ....................... United States 169,101 171,293 0 .03
2,708,713 0 .53
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Industrial Machinery & Supplies & Components
g
CPM Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.842% , ( 1-month SOFR + 4.5% ), 9/28/28 ......... United States 2,493,734 $ 2,459,969 0 .48
Crosby US Acquisition Corp. , First Lien, Amendment No.
3 Replacement CME Term Loan , 9.344% , ( 1-month
SOFR + 4% ), 8/16/29 ......................... United States 831,940 837,073 0 .16
Filtration Group Corp. , First Lien, 2021 Incremental CME
Term Loan , 3.5% , ( 1-month SOFR ), 10/23/28 ....... United States 1,000,000 1,006,875 0 .20
Tiger Acquisition LLC , First Lien, Initial CME Term Loan ,
8.694% , ( 1-month SOFR + 3.25% ), 6/01/28 ........ United States 2,210,703 2,205,873 0 .43
TK Elevator Midco GmbH , First Lien, CME Term Loan, C ,
8.588% , ( 6-month SOFR + 3.5% ), 4/30/30 ......... Germany 1,932,013 1,944,388 0 .38
8,454,178 1 .65
a a a a a a
h
Insurance Brokers
Alliant Holdings Intermediate LLC , First Lien, New CME
Term Loan, B6 , 8.845% , ( 1-month SOFR + 3.5% ),
11/06/30 .................................. United States 1,924,197 1,934,539 0 .37
AssuredPartners, Inc. , First Lien, 2024 CME Term Loan ,
8.844% , ( 1-month SOFR + 3.5% ), 2/14/31 ......... United States 1,678,096 1,685,656 0 .33
g
Broadstreet Partners, Inc. , First Lien, CME Term Loan,
B4 , 8.494% , ( 12-month SOFR + 3.25% ), 5/12/31 .... United States 905,101 907,826 0 .18
HUB International Ltd. ,
First Lien, 2024 Incremental CME Term Loan , 8.532% ,
( 3-month SOFR + 3.25% ), 6/20/30 ............... United States 2,988,904 2,996,003 0 .58
g
First Lien, Term Loan, B , 8.04% , ( 12-month SOFR +
3% ), 6/20/30 ............................... United States 214,876 215,386 0 .04
Truist Insurance Holdings LLC , First Lien, Initial CME
Term Loan , 8.585% , ( 3-month SOFR + 3.25% ), 5/06/31 United States 1,542,574 1,549,323 0 .30
g
USI, Inc. , First Lien, 2024 CME Term Loan , 8.085% ,
( 3-month SOFR + 2.75% ), 9/27/30 ............... United States 2,493,750 2,500,658 0 .48
11,789,391 2 .28
a a a a a a
Integrated Telecommunication Services
h
Global Tel*Link Corp. ,
First Lien, Initial CME Term Loan , 7.5% , ( 1-month
SOFR ), 7/31/29 ............................. United States 1,620,000 1,555,200 0 .30
Second Lien, 11/2018 CME Term Loan , 15.444% ,
( 1-month SOFR + 10% ), 11/30/26 ............... United States 2,479,737 2,454,940 0 .48
4,010,140 0 .78
a a a a a a
Interactive Home Entertainment
h
Playtika Holding Corp. , First Lien, CME Term Loan, B1 ,
8.208% , ( 1-month SOFR + 2.75% ), 3/13/28 ........ United States 1,612,265 1,617,223 0 .32
Internet Services & Infrastructure
h
Barracuda Networks, Inc. , First Lien, Initial CME Term
Loan , 9.814% , ( 1-month SOFR + 4.5% ), 8/15/29 .... United States 1,639,508 1,589,954 0 .31
h
Investment Banking & Brokerage
AI Aqua Merger Sub, Inc. ,
First Lien, 2023 Incremental Delayed Draw Term Loan,
B , 9.591% , ( 1-month SOFR + 4.25% ), 7/31/28 ...... United States 395,833 396,996 0 .08
g
First Lien, CME Term Loan, B , 8.728% , ( 12-month
SOFR + 3.5% ), 7/31/28 ....................... United States 1,657,313 1,663,759 0 .32
First Lien, Initial CME Term Loan, B , 8.843% , ( 1-month
SOFR + 3.5% ), 7/31/28 ....................... United States 1,805,923 1,812,948 0 .35
g
Aretec Group, Inc. , First Lien, Term Loan, B2 , 9.344% ,
( 1-month SOFR + 4% ), 8/09/30 ................. United States 2,777,609 2,736,236 0 .53

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Investment Banking & Brokerage (continued)
Citadel Securities LP , First Lien, CME Term Loan ,
7.594% , ( 1-month SOFR + 2.25% ), 7/29/30 ........ United States 1,514,652 $ 1,521,287 0 .30
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 9.085% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 2,064,384 2,066,840 0 .40
Jane Street Group LLC , First Lien, 2021 CME Term Loan ,
7.958% , ( 1-month SOFR + 2.5% ), 1/26/28 ......... United States 1,984,917 1,991,566 0 .39
WEC US Holdings Ltd. , First Lien, Initial CME Term Loan ,
8.094% , ( 1-month SOFR + 2.75% ), 1/27/31 ........ United States 1,514,286 1,519,200 0 .29
13,708,832 2 .66
a a a a a a
h
IT Consulting & Other Services
Amazon Holdco, Inc. , First Lien, CME Term Loan, B ,
7.305% , ( 12-month SOFR + 2.25% ), 7/31/31 ....... United States 972,222 975,868 0 .19
Fortress Intermediate 3, Inc. , First Lien, Initial CME Term
Loan , 9.097% , ( 1-month SOFR + 3.75% ), 6/27/31 ... United States 1,977,218 1,980,925 0 .39
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B ,
9.435% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 1,929,105 1,721,726 0 .33
Peraton Corp. , First Lien, CME Term Loan, B , 9.194% ,
( 1-month SOFR + 3.75% ), 2/01/28 ............... United States 2,162,697 2,166,449 0 .42
Sitel Worldwide Corp. , First Lien, Initial Dollar CME Term
Loan , 9.208% , ( 1-month SOFR + 3.75% ), 8/28/28 ... France 1,678,740 1,179,659 0 .23
8,024,627 1 .56
a a a a a a
h
Leisure Facilities
e
24 Hour Fitness Worldwide, Inc. , First Lien, Exit CME
Term Loan , PIK, 10.571% , ( 3-month SOFR + 5% ),
12/29/25 .................................. United States 8,723,545 3,692,982 0 .72
SeaWorld Parks & Entertainment, Inc. , First Lien, Term
Loan, B2 , 7.844% , ( 1-month SOFR + 2.5% ), 8/25/28 . United States 469,409 470,289 0 .09
4,163,271 0 .81
a a a a a a
Leisure Products
g ,h
Recess Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.752% , ( 3-month SOFR + 4.5% ), 2/14/30 ......... United States 107,527 108,360 0 .02
Metal, Glass & Plastic Containers
h
Mauser Packaging Solutions Holding Co. , First Lien,
Initial CME Term Loan , 8.842% , ( 1-month SOFR +
3.5% ), 4/15/27 .............................. United States 2,721,580 2,733,868 0 .53
Movies & Entertainment
h
Banijay Group US Holding, Inc. , First Lien, USD CME
Term Loan, B , 8.587% , ( 1-month SOFR + 3.25% ),
3/01/28 ................................... France 684,094 686,981 0 .13
Multi-line Insurance
h
Acrisure LLC , First Lien, Term Loan, B6 , 8.594% ,
( 3-month SOFR + 3.25% ), 11/06/30 .............. United States 3,497,262 3,498,189 0 .68
Multi-Sector Holdings
h
Belfor Holdings, Inc. , First Lien, Initial CME Term Loan,
B1 , 9.094% , ( 1-month SOFR + 3.75% ), 11/01/30 .... United States 140,043 140,918 0 .03
Office Services & Supplies
h
Pitney Bowes, Inc. , First Lien, Refinancing CME Term
Loan, B , 9.458% , ( 1-month SOFR + 4% ), 3/17/28 .... United States 4,461,467 4,470,769 0 .87

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
Oil & Gas Storage & Transportation
g ,h
UGI Energy Services LLC , First Lien, Initial CME Term
Loan , 7.844% , ( 1-month SOFR + 2.5% ), 2/22/30 .... United States 1,264,397 $ 1,269,378 0 .25
h
Other Specialty Retail
Evergreen Acqco 1 LP , First Lien, Initial CME Term Loan ,
9.085% , ( 3-month SOFR + 3.75% ), 4/26/28 ........ United States 1,287,573 1,296,831 0 .25
GNC Holdings, Inc. , Second Lien, CME Term Loan ,
11.444% , ( 1-month SOFR + 6% ), 10/07/26 ......... United States 4,991,642 3,618,940 0 .70
g
Great Outdoors Group LLC , First Lien, CME Term Loan,
B1 , 9.208% , ( 1-month SOFR + 3.75% ), 3/06/28 ..... United States 1,998,246 1,998,246 0 .39
Michaels Cos., Inc. (The) , First Lien, CME Term Loan, B ,
9.846% , ( 3-month SOFR + 4.25% ), 4/17/28 ........ United States 331,964 272,667 0 .05
Petco Health & Wellness Co., Inc. , First Lien, Initial CME
Term Loan , 8.846% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 3,710,943 3,438,801 0 .67
Woof Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.346% , ( 3-month SOFR + 3.75% ), 12/21/27 ....... United States 1,548,399 1,190,332 0 .23
11,815,817 2 .29
a a a a a a
h
Packaged Foods & Meats
Fiesta Purchaser, Inc. , First Lien, CME Term Loan ,
9.344% , ( 1-month SOFR + 4% ), 2/12/31 .......... United States 761,421 767,090 0 .15
Primary Products Finance LLC , First Lien, CME Term
Loan, B , 8.971% , ( 3-month SOFR + 3.5% ), 4/02/29 .. United States 1,332,700 1,337,344 0 .26
Simply Good Foods USA, Inc. , First Lien, Initial CME
Term Loan , 7.944% , ( 1-month SOFR + 2.5% ), 3/17/27 United States 145,773 146,866 0 .03
2,251,300 0 .44
a a a a a a
h
Paper & Plastic Packaging Products & Materials
Charter Next Generation, Inc. , First Lien, CME Term
Loan, B , 8.597% , ( 1-month SOFR + 3.25% ), 12/01/27 United States 1,663,734 1,673,267 0 .33
Klockner Pentaplast of America, Inc. , First Lien, USD
CME Term Loan, B , 10.267% , ( 6-month SOFR +
4.725% ), 2/09/26 ............................ Luxembourg 3,742,201 3,529,831 0 .69
LC Ahab US Bidco LLC , First Lien, Initial CME Term
Loan , 8.844% , ( 1-month SOFR + 3.5% ), 5/01/31 .... United States 328,228 330,141 0 .06
ProAmpac PG Borrower LLC , First Lien, 2024 CME Term
Loan, B , 9.31% , ( 3-month SOFR + 4% ), 9/15/28 ..... United States 1,260,350 1,266,261 0 .25
SupplyOne, Inc. , First Lien, CME Term Loan, B , 9.594% ,
( 1-month SOFR + 4.25% ), 4/21/31 ............... United States 1,455,536 1,465,237 0 .28
8,264,737 1 .61
a a a a a a
h
Passenger Airlines
AAdvantage Loyalty IP Ltd. , First Lien, Initial CME Term
Loan , 10.294% , ( 3-month SOFR + 4.75% ), 4/20/28 .. United States 1,135,336 1,175,992 0 .23
Air Canada , First Lien, CME Term Loan , 7.847% ,
( 3-month SOFR + 2.5% ), 3/21/31 ................ Canada 731,764 735,082 0 .14
American Airlines, Inc. , First Lien, Initial CME Term Loan ,
7.775% , ( 3-month SOFR + 2.5% ), 6/04/29 ......... United States 2,200,000 2,192,300 0 .43
United Airlines, Inc. , First Lien, CME Term Loan, B ,
8.033% , ( 3-month SOFR + 2.75% ), 2/22/31 ........ United States 997,500 1,002,667 0 .19
WestJet Loyalty LP , First Lien, Initial CME Term Loan ,
9.082% , ( 3-month SOFR + 3.75% ), 2/14/31 ........ Canada 3,044,066 3,052,072 0 .59
8,158,113 1 .58
a a a a a a
h
Passenger Ground Transportation
Savage Enterprises LLC , First Lien, Initial Term Loan ,
8.329% , ( 1-month SOFR + 3% ), 9/15/28 .......... United States 370,675 372,660 0 .07

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Passenger Ground Transportation (continued)
g
Worldwide Express LLC , First Lien, Initial CME Term
Loan , 9.846% , ( 3-month SOFR + 4.25% ), 7/26/28 ... United States 1,496,164 $ 1,502,156 0 .29
1,874,816 0 .36
a a a a a a
h
Pharmaceuticals
Endo Finance Holdings, Inc. , First Lien, Initial CME Term
Loan , 9.783% , ( 3-month SOFR + 4.5% ), 4/09/31 .... United States 369,458 370,766 0 .07
Grifols Worldwide Operations Ltd. , First Lien, CME Term
Loan, B , 7.402% , ( 3-month SOFR + 2% ), 11/15/27 ... Spain 448,187 437,173 0 .08
Jazz Financing Lux SARL , First Lien, Dollar CME Term
Loan, B2 , 2.25% , ( 1-month SOFR ), 5/05/28 ........ United States 2,474,012 2,481,075 0 .48
Organon & Co. , First Lien, Dollar CME Term Loan ,
7.835% , ( 1-month SOFR + 2.5% ), 5/19/31 ......... United States 868,359 873,243 0 .17
Perrigo Investments LLC , First Lien, Initial CME Term
Loan, B , 7.694% , ( 1-month SOFR + 2.25% ), 4/20/29 . United States 1,308,092 1,312,997 0 .26
5,475,254 1 .06
a a a a a a
h
Property & Casualty Insurance
Asurion LLC ,
First Lien, New CME Term Loan, B10 , 9.444% ,
( 1-month SOFR + 4% ), 8/21/28 ................. United States 886,466 880,234 0 .17
First Lien, New CME Term Loan, B11 , 9.694% ,
( 1-month SOFR + 4.25% ), 8/21/28 ............... United States 340,517 339,635 0 .07
First Lien, New CME Term Loan, B8 , 8.708% , ( 1-month
SOFR + 3.25% ), 12/23/26 ..................... United States 1,467,937 1,464,583 0 .29
Second Lien, New CME Term Loan, B3 , 10.708% ,
( 1-month SOFR + 5.25% ), 1/31/28 ............... United States 2,652,263 2,484,070 0 .48
Second Lien, New CME Term Loan, B4 , 10.708% ,
( 1-month SOFR + 5.25% ), 1/19/29 ............... United States 3,248,036 3,008,915 0 .58
g
Sedgwick Claims Management Services, Inc. , First Lien,
2023 CME Term Loan , 9.094% , ( 1-month SOFR +
3.75% ), 2/24/28 ............................. United States 4,495,882 4,509,303 0 .88
12,686,740 2 .47
a a a a a a
h
Publishing
Cengage Learning, Inc. , First Lien, CME Term Loan, B ,
9.538% , ( 6-month SOFR + 4.25% ), 3/14/31 ........ United States 3,321,834 3,340,520 0 .65
McGraw-Hill Education, Inc. , First Lien, Initial CME Term
Loan , 10.346% , ( 3-month SOFR + 4.75% ), 7/28/28 .. United States 2,635,367 2,643,787 0 .51
5,984,307 1 .16
a a a a a a
Real Estate Development
h
Greystar Real Estate Partners LLC , First Lien, CME Term
Loan, B1 , 8.577% , ( 3-month SOFR + 3.25% ), 8/21/30 United States 400,122 402,123 0 .08
Real Estate Services
h
Cushman & Wakefield US Borrower LLC ,
First Lien, 2023 CME Term Loan, B , 8.344% , ( 1-month
SOFR + 3% ), 1/31/30 ......................... United States 1,094,244 1,096,979 0 .21
First Lien, CME Term Loan , 9.094% , ( 1-month SOFR +
3.75% ), 1/31/30 ............................. United States 104,214 104,735 0 .02
1,201,714 0 .23
a a a a a a
h
Research & Consulting Services
CoreLogic, Inc. , First Lien, Initial CME Term Loan ,
8.958% , ( 1-month SOFR + 3.5% ), 6/02/28 ......... United States 2,593,333 2,560,113 0 .50
Dun & Bradstreet Corp. (The) , First Lien, CME Term
Loan, B , 8.097% , ( 1-month SOFR + 2.75% ), 1/18/29 . United States 800,955 803,618 0 .16

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Research & Consulting Services (continued)
Grant Thornton LLP , First Lien, CME Term Loan, B ,
8.597% , ( 3-month SOFR + 3.25% ), 6/02/31 ........ United Kingdom 777,778 $ 780,698 0 .15
Inizio Group Ltd. , First Lien, Initial Dollar CME Term Loan ,
9.685% , ( 3-month SOFR + 4.25% ), 8/21/28 ........ United Kingdom 872,334 869,063 0 .17
5,013,492 0 .98
a a a a a a
h
Restaurants
Dave & Buster's, Inc. , First Lien, 2024 Refinancing CME
Term Loan, B , 8.625% , ( 1-month SOFR + 3.25% ),
6/29/29 ................................... United States 490,996 493,075 0 .09
Flynn Restaurant Group LP , First Lien, CME Term Loan ,
9.708% , ( 1-month SOFR + 4.25% ), 12/01/28 ....... United States 3,068,382 3,078,738 0 .60
IRB Holding Corp. , First Lien, CME Term Loan, B ,
8.194% , ( 1-month SOFR + 2.75% ), 12/15/27 ....... United States 411,824 412,538 0 .08
g
Whatabrands LLC , First Lien, 2024 CME Term Loan, B ,
8.094% , ( 1-month SOFR + 2.75% ), 8/03/28 ........ United States 2,755,661 2,761,214 0 .54
6,745,565 1 .31
a a a a a a
h
Security & Alarm Services
Allied Universal Holdco LLC , First Lien, Initial US Dollar
CME Term Loan , 9.194% , ( 1-month SOFR + 3.75% ),
5/12/28 ................................... United States 3,838,806 3,842,645 0 .75
g
APX Group, Inc. , First Lien, Initial Term Loan , 8.075% ,
( PRIME + 1.75% ), 7/07/28 ..................... United States 1,482,527 1,487,041 0 .29
Prime Security Services Borrower LLC , First Lien,
CME Term Loan , 7.582% , ( 1-month SOFR + 2.25% ),
10/11/30 .................................. United States 1,799,369 1,806,117 0 .35
7,135,803 1 .39
a a a a a a
Semiconductor Materials & Equipment
h
MKS Instruments, Inc. , First Lien, 2024-1 Dollar CME
Term Loan, B , 7.597% , ( 1-month SOFR + 2.25% ),
8/17/29 ................................... United States 1,626,568 1,635,213 0 .32
h
Soft Drinks & Non-alcoholic Beverages
Naked Juice LLC , First Lien, Initial CME Term Loan ,
8.685% , ( 1-month SOFR + 3.25% ), 1/24/29 ........ United States 1,607,729 1,436,602 0 .28
Triton Water Holdings, Inc. ,
First Lien, 2024 Incremental CME Term Loan , 9.335% ,
( 3-month SOFR + 4% ), 3/31/28 ................. United States 165,833 166,932 0 .03
First Lien, Initial CME Term Loan , 8.846% , ( 3-month
SOFR + 3.25% ), 3/31/28 ...................... United States 1,538,689 1,545,121 0 .30
3,148,655 0 .61
a a a a a a
h
Specialized Consumer Services
g
Mavis Tire Express Services Topco Corp. , First Lien,
2024-2 Incremental CME Term Loan , 8.847% , ( 1-month
SOFR + 3.5% ), 5/04/28 ....................... United States 396,552 397,985 0 .08
Pre-Paid Legal Services, Inc. , First Lien, Initial CME Term
Loan , 9.208% , ( 1-month SOFR + 3.75% ), 12/07/28 .. United States 562,487 563,345 0 .11
Wand NewCo 3, Inc. ,
First Lien, Initial CME Term Loan , 9.097% , ( 1-month
SOFR + 3.75% ), 1/30/31 ...................... United States 230,769 231,962 0 .05
g
First Lien, Term Loan, B , 8.305% , ( 12-month SOFR +
3.25% ), 1/02/31 ............................. United States 431,034 433,263 0 .08

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
f
Senior Floating Rate Interests
(continued)
h
Specialized Consumer Services (continued)
WW International, Inc. , First Lien, Initial CME Term Loan ,
8.958% , ( 1-month SOFR + 3.5% ), 4/13/28 ......... United States 1,260,362 $ 481,697 0 .09
2,108,252 0 .41
a a a a a a
Specialized Finance
g ,h
Red Planet Borrower LLC , First Lien, CME Term Loan, B ,
8.944% , ( 1-month SOFR + 3.5% ), 10/02/28 ........ United States 1,986,208 1,906,055 0 .37
h
Specialty Chemicals
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan , 9.977% , ( 3-month
SOFR + 4.5% ), 3/15/29 ....................... United States 3,246,219 3,227,082 0 .62
Second Lien, Initial CME Term Loan , 12.881% ,
( 1-month SOFR + 7.438% ), 3/15/30 .............. United States 2,587,209 2,367,297 0 .46
Nouryon Finance BV , First Lien, CME Term Loan, B ,
8.826% , ( 3-month SOFR + 3.5% ), 4/03/28 ......... Netherlands 1,210,568 1,219,084 0 .24
PMHC II, Inc. , First Lien, Initial CME Term Loan , 9.704% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 4,372,182 4,284,148 0 .83
11,097,611 2 .15
a a a a a a
h
Systems Software
McAfee Corp. , First Lien, Term Loan, B1 , 8.592% ,
( 1-month SOFR + 3.25% ), 3/01/29 ............... United States 3,855,053 3,855,342 0 .75
Sovos Compliance LLC , First Lien, Initial CME Term
Loan , 9.958% , ( 1-month SOFR + 4.5% ), 8/11/28 .... United States 2,596,100 2,596,269 0 .50
Surf Holdings LLC , First Lien, Dollar CME Term Loan ,
8.96% , ( 1-month SOFR + 3.5% ), 3/05/27 .......... United States 1,488,379 1,495,092 0 .29
Vision Solutions, Inc. , First Lien, New CME Term Loan, B ,
9.514% , ( 3-month SOFR + 4% ), 4/24/28 .......... United States 847,118 822,463 0 .16
8,769,166 1 .70
a a a a a a
Trading Companies & Distributors
g ,h
Foundation Building Materials, Inc. , First Lien, 2024
Incremental CME Term Loan , 9.253% , ( 1-month SOFR
+ 4% ), 1/29/31 .............................. United States 2,932,342 2,911,083 0 .57
Transaction & Payment Processing Services
h
Boost Newco Borrower LLC ,
g
First Lien, CME Term Loan , 7.728% , ( 12-month SOFR
+ 2.5% ), 1/31/31 ............................ United States 571,429 573,528 0 .11
First Lien, Initial USD CME Term Loan , 8.335% ,
( 3-month SOFR + 3% ), 1/31/31 ................. United States 5,119,565 5,138,380 1 .00
5,711,908 1 .11
a a a a a a
Wireless Telecommunication Services
h
Crown Subsea Communications Holding, Inc. , First Lien,
CME Term Loan, B , 10.08% , ( 3-month SOFR + 4.75% ),
1/26/31 ................................... United States 1,129,032 1,138,064 0 .22
Total Senior Floating Rate Interests (Cost $ 436,867,456 ) ..................
430,528,169 83 .61
Shares/Units
Escrows and Litigation Trusts
a,c
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares/Units a Value
% of Net
Assets
a a a a a a
Escrows and Litigation Trusts
(continued)
a,c
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 $ — 0.00
Total Escrows and Litigation Trusts (Cost $ – ) ............................
— 0.00
Total Long Term Investments (Cost $ 493,402,055 ) ........................
478,364,224 92 .90
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
i
Joint Repurchase Agreement , 5.292% , 8/01/24 (Maturity Value
$ 65,198,521 )
BNP Paribas Securities Corp. (Maturity Value $9,377,504)
Deutsche Bank Securities, Inc. (Maturity Value $25,813,398)
HSBC Securities (USA), Inc. (Maturity Value $30,007,619)
Collateralized by U.S. Government Agency Securities, 2% - 6.5%, 3/20/45
- 7/20/54; and U.S. Treasury Notes, 2.88% - 3.75%, 8/15/28 - 12/31/28
(valued at $ 66,502,103 ) ..................................... 65,188,937 65,188,937 12 .66
Total Repurchase Agreements (Cost $ 65,188,937 ) ........................
65,188,937 12 .66
a a a
Total Short Term Investments (Cost $ 65,188,937 ) .........................
65,188,937 12 .66
a
Total Investments (Cost $ 558,590,992 ) ..................................
$543,553,161 105 .56
Other Assets, less Liabilities ...........................................
(28,617,549) ( 5 .56 )
Net Assets ...........................................................
$514,935,612 100.00
See Abbreviations on page 31 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2024, the aggregate value of these securities was $26,753,896, representing 5.2% of net assets.
e
Income may be received in additional securities and/or cash.
f
See Note 1(e) regarding senior floating rate interests.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $486,316,048
Cost - Non-controlled affiliates (Note 3 d and 8 ) ................................................... 7,086,007
Cost - Unaffiliated repurchase agreements ...................................................... 65,188,937
Value - Unaffiliated issuers .................................................................. $471,498,150
Value - Non-controlled affiliates (Note 3 d and 8 ) .................................................. 6,866,074
Value - Unaffiliated repurchase agreements ...................................................... 65,188,937
Cash .................................................................................... 2,407,631
Receivables:
Investment securities sold ................................................................... 15,417,241
Dividends and interest ..................................................................... 4,674,196
Unrealized appreciation on unfunded loan commitments (Note 7 ) ....................................... 5,066
Total assets .......................................................................... 566,057,295
Liabilities:
Payables:
Investment securities purchased .............................................................. 46,702,699
Management fees ......................................................................... 223,229
Trustees' fees and expenses ................................................................. 1
Distributions to shareholders ................................................................. 4,059,192
Accrued expenses and other liabilities ........................................................... 136,562
Total liabilities ......................................................................... 51,121,683
Net assets, at value ................................................................. $514,935,612
Net assets consist of:
Paid-in capital ............................................................................. $927,343,352
Total distributable earnings (losses) ............................................................. (412,407,740)
Net assets, at value ................................................................. $514,935,612
Shares outstanding ......................................................................... 72,178,849
Net asset value and maximum offering price per share ($ 514,935,612 ÷ 72,178,849 shares outstanding)
a
.......... $7.13
a
Net asset value per share may not recalculate due to rounding.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $51,090)
Unaffiliated issuers ........................................................................ $468,361
Non-controlled affiliates (Note 3 d and 8 ) ........................................................ 574,690
Interest:
Unaffiliated issuers ........................................................................ 41,878,055
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (1,234)
Non-controlled affiliates (Not e 3d) ............................................................. 6,982
Total investment income ................................................................... 42,926,854
Expenses:
Management fees (Note 3 a ) ................................................................... 2,356,416
Reports to shareholders fees .................................................................. 1,368
Professional fees ........................................................................... 145,563
Trustees' fees and expenses .................................................................. 4,973
Other .................................................................................... 32,971
Total expenses ......................................................................... 2,541,291
Expenses waived/paid by affiliates (Not e 3d and 3e) .............................................. (184,847)
Net expenses ......................................................................... 2,356,444
Net investment income ................................................................ 40,570,410
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:(net of foreign taxes of $1,882,870)
Unaffiliated issuers ...................................................................... (11,765,672)
Non-controlled affiliates (Note 3 d and 8 ) ....................................................... 9,144,177
Foreign currency transactions ................................................................ (6,785)
Capital gain distributions from management investment companies:
Non-controlled affiliates (Note 3d) ........................................................... 82,329
Net realized gain (loss) .................................................................. (2,545,951)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,033,244
Non-controlled affiliates (Note 3 d and 8 ) ....................................................... (2,081,029)
Unfunded loan commitments (Not e 7) .......................................................... 14,033
Net change in unrealized appreciation (depreciation) ............................................ 3,966,248
Net realized and unrealized gain (loss) ............................................................ 1,420,297
Net increase (decrease) in net assets resulting from operations .......................................... $41,990,707

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Floating Rate Master Series
Year Ended
July 31, 2024
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $40,570,410 $39,484,253
Net realized gain (loss) ................................................. (2,545,951) (24,595,847)
Net change in unrealized appreciation (depreciation) ........................... 3,966,248 32,636,091
Net increase (decrease) in net assets resulting from operations ................ 41,990,707 47,524,497
Distributions to shareholders .............................................. (42,942,066) (41,294,993)
Capital share transactions (Note 2 ) .......................................... 126,180,240 (233,130,208)
Net increase (decrease) in net assets ................................... 125,228,881 (226,900,704)
Net assets:
Beginning of year ....................................................... 389,706,731 616,607,435
End of year ........................................................... $514,935,612 $389,706,731

Franklin Floating Rate Master Trust
Notes to Financial Statements
Franklin Floating Rate Master Series

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin Floating Rate Master Series (Fund).
The Fund follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund's shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on July 31, 2024.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At July 31, 2024, the
Fund had no securities on loan.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate loans
or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Fund. Facility fees are
recognized as income over the expected term of the loan.
Dividend income is recorded on the ex-dividend date except
for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. The Fund's
gross investment income is distributed to the owner daily
and paid monthly. Net capital gains (or losses) realized
by the Fund will not be distributed. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Shares sold ................................... 52,856,297 $380,607,512 4,408,454 $30,884,222
Shares redeemed ............................... (35,328,448) (254,427,272) (37,870,071) (264,014,430)
Net increase (decrease) .......................... 17,527,849 $126,180,240 (33,461,617) $(233,130,208)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2024, the gross effective investment management fee rate was 0.530% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements

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Franklin Floating Rate Master Series
(continued)
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
of the Fund do not exceed 0.53% based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the
Board.
f. Other Affiliated Transactions
At July 31, 2024, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
At July 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $6,781,724 $— $— $— $84,350 $6,866,074 281,166 $657,019
a
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.002% $— $5,698,000 $(5,698,000) $— $— $— — $6,982
Total Affiliated Securities ... $6,781,724 $5,698,000 $(5,698,000) $— $84,350 $6,866,074 $664,001
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
Cost of investments .......................................................................... $559,309,415
Unrealized appreciation ........................................................................ $4,076,526
Unrealized depreciation ........................................................................ (19,832,780)
Net unrealized appreciation (depreciation) .......................................................... $(15,756,254)
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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Notes to Financial Statements

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Annual Report
Franklin Floating Rate Master Series
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2024, aggregated
$411,824,096 and $202,205,982, respectively.
6. Credit Risk
At July 31, 2024, the Fund had 81.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At July 31, 2024, unfunded commitments were as follows:
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2024, investments in
“affiliated companies” were as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
ABG Intermediate Holdings 2 LLC $ 375,728
Chrysaor Bidco SARL 35,196
Epicor Software Corp. 379,384
$ 790,308
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd.,
Escrow Account .... $ 597,306 $ — $ (781,839)
a
$ 178,130 $ 6,403 $ —
b
— $ —
Quarternorth Energy
Holding, Inc. ...... 12,812,668 — (19,606,933)
a
8,966,047 (2,171,782) —
b
— —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $13,409,974 $— $(20,388,772) $9,144,177 $(2,165,379) $— $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of July 31, 2024, no longer held by the fund.

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Notes to Financial Statements

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Franklin Floating Rate Master Series
(continued)
9. Shareholder Distributions
For the year ended July 31, 2024, the Fund made the following distributions:
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2024, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Payment Date Amount Per Share
8/31/2023 $0.059236
9/29/2023 0.056777
10/31/2023 0.055531
11/30/2023 0.056134
12/29/2023 0.065429
1/31/2024 0.055809
2/29/2024 0.056487
3/28/2024 0.060600
4/30/2024 0.059881
5/31/2024 0.058984
6/28/2024 0.055065
7/31/2024 0.055546
Total $0.695479

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Notes to Financial Statements

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Annual Report
Franklin Floating Rate Master Series
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ 5,136,509 $ — $ 5,136,509
Leisure Facilities ....................... — 19,346 — 19,346
Oil & Gas Exploration & Production ......... 2,524,099 — — 2,524,099
Management Investment Companies ......... 12,938,980 — — 12,938,980
Preferred Stocks ........................ — 21,553 — 21,553
Warrants .............................. — — 30 30
Corporate Bonds ........................ — 27,195,538 — 27,195,538
Senior Floating Rate Interests ............... — 430,528,169 — 430,528,169
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 65,188,937 — 65,188,937
Total Investments in Securities ........... $15,463,079 $528,090,052 $30 $543,553,161
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 5,066 $ — $ 5,066
Total Other Financial Instruments ......... $— $5,066 $— $5,066
a
Includes financial instruments determined to have no value.
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
11. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Master Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Floating Rate Master Series (the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July
31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodians, broker and agent banks; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
September 19, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Annual Report
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Franklin Floating Rate Master Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional loan participation funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-
and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the
Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board noted
that the Fund does not offer its shares to the public and the Fund’s investor was exclusively an offshore Irish feeder fund. The
Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison

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Annual Report
to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 13 other loan participation funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential

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Annual Report
economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4021-AFSOI 09/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	September 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 27, 2024